Significant accounting policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2017
Trade names
Intangible assets and goodwill
Estimated useful life	20 years
Image library
Intangible assets and goodwill
Estimated useful life	5 years
Licenses
Intangible assets and goodwill
Estimated useful life	7 years
Non-compete agreement
Intangible assets and goodwill
Estimated useful life	2 years
Minimum | Customer relationships
Intangible assets and goodwill
Estimated useful life	9 years
Minimum | Backlog
Intangible assets and goodwill
Estimated useful life	3 years
Minimum | Technologies
Intangible assets and goodwill
Estimated useful life	5 years
Minimum | Software
Intangible assets and goodwill
Estimated useful life	3 years
Minimum | Trademarks
Intangible assets and goodwill
Estimated useful life	5 years
Maximum | Customer relationships
Intangible assets and goodwill
Estimated useful life	21 years
Maximum | Backlog
Intangible assets and goodwill
Estimated useful life	5 years
Maximum | Technologies
Intangible assets and goodwill
Estimated useful life	13 years
Maximum | Software
Intangible assets and goodwill
Estimated useful life	10 years
Maximum | Trademarks
Intangible assets and goodwill
Estimated useful life	14 years